Income Taxes (Deferred Income Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax assets:
Reserves and other accrued liabilities	$ 391	$ 671
Pension, postretirement and other employee benefits	478	843
Tax credit and loss carryforwards	835	966
Other	70	113
Total deferred income tax assets	1,774	2,593
Valuation allowance	(974)	(928)
Deferred income tax assets, net	800	1,665
Deferred income tax liabilities:
Intangible assets	(847)	(1,469)
Unbilled licensing receivables	(291)	(636)
Property, equipment and other assets	(86)	(140)
Total deferred income tax liabilities	(1,224)	(2,245)
Deferred income tax liabilities, net	$ (424)	$ (580)